Reverse Recapitalization and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization And Related Transactions
Schedule of ordinary shares issued and outstanding

The number of Currenc ordinary shares issued and outstanding immediately following the consummation of the Reverse Recapitalization were as follows:

Exchange Consideration Shares	40,000,000
Public Shares	94,916
Sponsor Shares	4,483,026
Other Converted Shares	1,250,058
Representative Shares	99,999
Vendor Shares	200,000
PIPE Commitment Shares	400,000
Total Shares issued and outstanding	46,527,999

Schedule other intangible assets

 The net liabilities of INFINT were recognized at their carrying value immediately prior to the Closing with no goodwill or other intangible assets recorded and were as follows:

Cash overdraft	$(187)
Accrued expenses	(5,364,533)
Accrued expenses - Sponsor (1)	(278,623)
Deferred underwriter fee payable	(5,699,964)
Promissory note - Sponsor	(325,000)
Promissory note - Seamless (2)	(500,291)
Net liabilities assumed	$(12,168,598)

(1)	Converted into new promissory note - Sponsor upon the Closing of the Business Combination.
(2)	Eliminates against the corresponding receivable reflected by Seamless.